Provisions	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Provisions

Note 22. Provisions

The balance of provisions is shown below:

	As at December 31,
	2024	2023
Restructuring (1)	28,955	5,180
Legal proceedings (2)	18,629	19,736
Taxes other than income tax	54	297
Other Provisions (3)	13,757	8,462
Total provisions	61,395	33,675
Current	47,327	22,045
Non-current	14,068	11,630

At December 31, 2024 and 2023, there are no provisions for onerous contracts.

(1)	The restructuring provision corresponds to the reorganization processes in stores, the corporate office, and distribution centers of the Parent Company. The provision amount is calculated based on the necessary disbursements to be made, which are directly associated with the restructuring plan.

(2)	Provisions for legal proceedings are recognized to cover estimated probable losses arising from lawsuits brought against Éxito Group, related to labor, civil, administrative and regulatory matters, which are assessed based on the best estimation of cash outflows required to settle a liability on the date of preparation of the financial statements. The balance is comprised of:

	As at December 31,
	2024	2023
Labor legal proceedings	14,153	10,211
Civil legal proceedings	4,476	7,250
Administrative and regulatory proceedings	-	2,275
Total legal proceedings	18,629	19,736

(3)	The balance of other provisions corresponds to:

	As at December 31,
	2024	2023
Store closures	10,036	61
Urban improvements	2,215	2,215
Shrinkage for VMI merchandise	1,018	296
rovision for the Montevideo real estate project	-	3,500
Other minor provisions in the Colombian subsidiaries	220	2,227
Other minor provisions in Libertad S.A.	268	163
Total others	13,757	8,462

Balances and movement of provisions during the reporting periods are as follows:

	Legal proceedings	Taxes other than income tax	Restructuring	Other	Total
Balance at December 31, 2021	17,595	3,549	2,708	11,409	35,261
Increase	8,141	967	15,211	7,672	31,991
Uses	(787)	-	-	-	(787)
Payments	(2,838)	-	(5,448)	(9,483)	(17,769)
Reversals (not used)	(3,462)	-	(920)	(1,047)	(5,429)
Other reclassifications	-	-	(485)	-	(485)
Effect of exchange differences on the translation into presentation currency	452	(43)	(549)	(265)	(405)
Balance at December 31, 2022	19,101	4,473	10,517	8,286	42,377
Increase	9,693	-	30,451	7,356	47,500
Uses	-	(99)	(474)	-	(573)
Payments	(2,598)	-	(33,575)	(6,113)	(42,286)
Reversals (not used)	(3,814)	(3,336)	(1,264)	(427)	(8,841)
Other reclassifications	233	-	(473)	(58)	(298)
Effect of exchange differences on the translation into presentation currency	(2,879)	(741)	(2)	(582)	(4,204)
Balance at December 31, 2023	19,736	297	5,180	8,462	33,675
Increase	11,961	-	66,166	21,593	99,720
Uses	(250)	-	(2,217)	-	(2,467)
Payments	(2,235)	-	(38,489)	(11,351)	(52,075)
Reversals (not used)	(9,926)	(241)	(1,685)	(5,677)	(17,529)
Other reclassifications	(745)	-	-	745	-
Effect of exchange differences on the translation into presentation currency	88	(2)	-	(15)	71
Balance at December 31, 2024	18,629	54	28,955	13,757	61,395

Note 22.1. Estimated payments of other provisions

The estimated payments of the other provisions that are in charge of Grupo Éxito as of December 31, 2024 are as follows:

	Legal proceedings	Taxes other than income tax	Restructuring	Other	Total
Less than 12 months	4,613	-	28,955	13,757	47,325
From 1 to 5 years	14,016	54	-	-	14,070
Total estimated payments	18,629	54	28,955	13,757	61,395